Offerings	Oct. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock reserved for issuance under the 2025 Plan
Amount Registered | shares	603,021
Proposed Maximum Offering Price per Unit	19.66
Maximum Aggregate Offering Price	$ 11,855,392.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,637.23
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") also covers an indeterminate number of additional Class A common stock, par value $0.001 per share ("Class A common stock"), of Gemini Space Station, Inc. (the "Registrant") that may be offered and issued under the Registrant's 2025 Omnibus Incentive Plan (the "2025 Plan") and the Registrant's 2025 Employee Stock Purchase Plan (the "ESPP") to prevent dilution resulting from stock splits, stock distributions, recapitalization or other similar transactions Estimated solely for purposes of calculating the registration fee for the additional shares reserved under the 2025 Plan in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon $19.66, which is the average of the high and low prices of the Registrant's Class A common stock as reported on the Nasdaq Global Select Market ("Nasdaq") on October 17, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock reserved for issuance under the ESPP
Amount Registered | shares	183,241
Proposed Maximum Offering Price per Unit	16.71
Maximum Aggregate Offering Price	$ 3,061,957.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 422.86
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") also covers an indeterminate number of additional Class A common stock, par value $0.001 per share ("Class A common stock"), of Gemini Space Station, Inc. (the "Registrant") that may be offered and issued under the Registrant's 2025 Omnibus Incentive Plan (the "2025 Plan") and the Registrant's 2025 Employee Stock Purchase Plan (the "ESPP") to prevent dilution resulting from stock splits, stock distributions, recapitalization or other similar transactions Estimated solely for purposes of calculating the registration fee for the additional shares reserved under the ESPP in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon $16.71, which is 85% of the average of the high and low prices of the Registrant's Class A common stock as reported on Nasdaq on October 17, 2025. Pursuant to the ESPP, the purchase price of the shares of Class A common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of Class A common stock on the Enrollment Date or the Exercise Date (as such terms are defined in the ESPP).